Income Taxes (Schedule of Components of Consoidated Statements Of Income And Equity) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income tax expense/(benefit)	$ 106,810	$ 10,941	$ 84,185
Net unrealized gains/(losses) on pension and other postretirement plans	(7,172)	(6,689)	(42,842)
Net unrealized gains/(losses) on securities available-for-sale	(12,810)	(9,445)	18,135
Net unrealized gains/(losses) on cash flow hedges	(780)	0	0
Share based compensation	(1,613)	(356)	7,220
Total	$ 84,435	$ (5,549)	$ 66,698